FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :  September 30, 2005

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
      new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		September 30, 2005
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		35

Form 13F Information Table Value Total:		$103190

FORM 13F INFORMATION TABLE

Name of Issuer
Title
of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ALDERWOODS GROUP
COM
014383103
    1638
100000
DEFINED 01
X


ALLTEL
COM
020039103
    3255
50000
DEFINED 01
X


AMERICAN EXPRESS C
COM
025816109
    2522
50000
DEFINED 01
X


AMERIPRISE FIN
COM
03076C106
      350
10000
DEFINED 01
X


APPLIED MATERIALS
COM
038222105
    3816
225000
DEFINED 01
X


ARRAY BIOPHARMA
COM
04269X105
     718
100000
DEFINED 01
X


BIG DOG HLDINGS
COM
089128102
    1089
152972
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
    6581
170000
DEFINED 01
X


CHEVRON
COM
166764100
    3884
60000
DEFINED 01
X


CHINA YUCHAI
COM
G21082105
    1029
100000
DEFINED 01
X


CIT GROUP
COM
125581108
    2259
50000
DEFINED 01
X


COMCAST
COM
200300200
    1278
44400
DEFINED 01
X


COMCAST Sp Cl A
COM
20030N200
     863
30000
DEFINED 01
X


COMCAST CL A
COM
20030N101
     425
14484
DEFINED 01
X


DIRECTV GROUP
COM
25459l106
    4120
275000
DEFINED 01
X


EQUIFAX
COM
294429105
    4273
122300
DEFINED 01
X


EOG RESOURCES
COM
26875P101
    7086
 94600
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
     456
78600
DEFINED 01
X


GLACIER WATER
COM
376395109
     760
38500
DEFINED 01
X


INTL RECTIFIER
COM
460254105
   3381
75000
DEFINED 01
X


3M
COM
88579Y101
   5135
70000
DEFINED 01
X


MARSH & MCLENNAN
COM
571748102
    304
10000
DEFINED 01
X


MERCK
COM
589331107
   2993
110000
DEFINED 01
X


MONOGRAM BIOSCI
COM
60975U108
   3807
1620000
DEFINED 01
X


NOMURA HOLDINGS
COM
655335208
   2516
161900
DEFINED 01
X


PEPSICO
COM
713448108
    567
10000
DEFINED 01
X


PHOTON DYNAMICS
COM
719364101
   1436
75000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
 18864
442500
DEFINED 01
X


RUDOLPH TECHNOLO
COM
781270103
    420
31200
DEFINED 01
X


SCOTTISH RE GROUP
ORD
G7885T104
  1192
50000
DEFINED 01
X


SUPERVALU
COM
868536103
  6224
200000
DEFINED 01
X


TENARIS
COM
88031M109
  6198
44964
DEFINED 01
X


TEXAS INSTRUMENTS
COM
882508104
    848
25000
DEFINED 01
X


URANIUM PARTICIPAT
COM
917017105
    451
80000
DEFINED 01
X


VERIZON
COM
92343V104
  2452
50000
DEFINED 01
X




TOTAL						 103190